PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2017
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
10. PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2016	2017
	RMB	RMB

Buildings	64,222	127,914
Capital lease of property	12,000	12,000
Motor vehicles	6,173	4,054
Office and computer equipment	87,121	69,804
Leasehold improvements	70,321	72,542
Sub-total	239,837	286,314
Less: accumulated depreciation	(151,830)	(117,891)
Total	88,007	168,423

On December 30, 2016, the Group prepaid RMB 71,024 to purchase a new office property in Beijing, China with gross floor area approximately 1,500 square meters. The ownership of the property was transferred to the Company on January 20, 2017. Therefore the prepayment for acquisition of property was recognized as property as of December 31, 2017.

For the years ended December 31, 2015, 2016 and 2017, depreciation expenses of continuing operations were RMB 25,048, RMB 17,620 and RMB 17,103, respectively, which were recorded in cost of revenues, selling and marketing expenses, general and administrative expenses and research and development expenses.

The prepaid long-term lease of Ambow Beijing campus was RMB 45,324, which commenced from March 1, 2012. In 2015 the Group recorded an impairment loss of RMB 38,814 of the capital lease of properties of Ambow Beijing Campus as it was not available for use. The original cost amounting to RMB 45,324 and the accumulated depreciation amounting to RMB 6,510 were fully written off in 2015.

The capital leases of properties of Shenyang K-12 School was RMB 12,000, which commenced from December 30, 2010. As at December 31, 2016 and 2017, the accumulated depreciation of Shenyang K-12 School’s capital lease of properties were RMB 3,750 and RMB 4,350 respectively. For the years ended December 31, 2015, 2016 and 2017, depreciation expenses were RMB 2,419, RMB 600 and RMB 600 respectively and recorded in cost of revenues.

As of December 31, 2017, the Group is in the process of applying for the building ownership certificates for certain buildings with a total net carrying value of approximately RMB 33,913.